DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities are recorded as held for disposal including operations from discontinued operations
Three months ended
March 31,
2019

Net Revenue	$1,236,202

Cost of Goods Sold	1,224,184

Gross profit	12,018

General and administrative	255,555
Depreciation and amortization and impairment costs	11,960
Total Expense	267,515

Loss from Operations	(255,497)

Other income	7,031
Foreign currency loss	(5,221)
Loss before taxation	(253,687)
Taxation	-
Loss from discontinued operations, net of taxation	$(253,687)

The following assets and liabilities are reported as discontinued operations:

December 31,
2018
Current Assets
Accounts receivable	$60,523
Inventory	330,632
Recoverable IVA taxes and credits	98,493
Other current assets	169,564
Total current assets	659,212

Non-current assets
Plant and equipment, net	228,103
Intangibles, net	82,417
Investment	3,000
Other assets	10,373
Total non-current assets	323,893

Assets held for sale	$983,105

Current liabilities
Accounts payable	$40,136
ICA and other taxes payable	18,969
Advances from clients	120,909
Liabilities held for sale	$180,014

The statement of operations from discontinued operations is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018

Net Revenue	$11,480,637	$7,936,273

Cost of Goods Sold	11,525,223	7,867,557

Gross (loss) profit	(44,586)	68,716

General and administrative	953,491	1,513,807
Depreciation and amortization and impairment costs	45,360	65,455
Total Expense	998,851	1,579,262

Loss from Operations	(1,043,437)	(1,510,546)

Other income	6,648	5,934
Foreign currency gain	383,542	107,440
Loss before taxation	(653,247)	(1,397,172)
Taxation	-	-
Loss from discontinued operations, net of taxation	$(653,247)	$(1,397,172)